Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2012
Buildings
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful life	20 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life description	Lesser of the term of the lease or the estimated useful lives of the assets
Machinery
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful life	10 years
Information Technology equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful life	5 years
Computers and office equipment | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful life	3 years
Computers and office equipment | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful life	5 years
Vehicles
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful life	4 years